Income Tax - Integrated Income Tax Information about Imputation Credit (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Credit Account-TSMC	$ 114,264.3	$ 82,072.6